Financial Risk and Capital Management - Additional Information (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Gearing ratio, which is calculated as interest-bearing borrowings / (interest-bearing borrowings + total equity)	22.40%	25.20%